Debt - PPP loans (Q1) (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	May 07, 2020	Apr. 10, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Debt outstanding	$ 31,089,000	$ 32,611,000
TruPet PPP Loan
Debt Instrument [Line Items]
Face amount				$ 400,000
Long-term debt, interest rate	0.98%	0.98%		0.98%
Debt outstanding	$ 421,000	$ 421,000			$ 0
Halo PPP Loan
Debt Instrument [Line Items]
Face amount			$ 400,000
Long-term debt, interest rate	1.00%	1.00%	1.00%
Debt outstanding	$ 431,000	$ 431,000			$ 0